Loans, Net - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Pledged loans, collateral for FHLB advances	$ 362,800,000		$ 362,800,000		$ 358,200,000	$ 329,200,000
Unfunded commitments to related parties	130,371,000		130,371,000		134,627,000	108,599,000
Executive Officers and Directors
Accounts Notes And Loans Receivable [Line Items]
Unfunded commitments to related parties	0		0		0	30,000
Consumer Mortgage Loans
Accounts Notes And Loans Receivable [Line Items]
Recorded mortgage loans in process of foreclosure	0		0		0	269,000
SBA Loans | Director
Accounts Notes And Loans Receivable [Line Items]
Servicing loans sold	1,500,000
Realized gains on servicing loans sold	0
SBA Loans | Third Party
Accounts Notes And Loans Receivable [Line Items]
Servicing loans sold	12,900,000	$ 21,900,000	30,000,000	$ 35,400,000	70,300,000	46,300,000
Realized gains on servicing loans sold	$ 1,000,000	$ 2,300,000	$ 2,500,000	$ 3,300,000	$ 5,700,000	$ 4,400,000